INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Schedule of Company's effective income tax rate reconciliation
The reconciliation of the combined Canadian federal and provincial statutory income tax rate to the Company’s effective income tax rate is detailed as follows for each of the years in the three-year period ended December 31, 2020:

	2020	2019	2018
	%	%	%
Combined Canadian federal and provincial income tax rate	27.8	28.4	28.4
Foreign earnings/losses taxed at higher income tax rates	—	0.2	0.4
Foreign earnings/losses taxed at lower income tax rates	(4.3)	(4.8)	(5.1)
Prior period adjustments	(0.5)	0.5	(3.4)
(Nontaxable income) nondeductible expenses	(1.9)	1.1	3.9
Impact of other differences	1.6	(2.3)	(0.7)
Nontaxable dividend	—	—	(8.6)
Canadian deferred tax assets (recognized) not recognized	(1.8)	4.3	2.5
Recognition of deferred tax assets	(0.2)	(1.3)	—
Proposed tax assessment (1)	—	2.2	—
Effective income tax rate	20.7	28.3	17.4
(1) Proposed tax assessment refers to a $2.3 million proposed state income tax assessment and the related interest expense recorded in the second quarter of 2019 which resulted from the denial of the utilization of certain net operating losses generated in tax years 2000-2006.
Schedule of major components of income tax expense (benefit)
The major components of income tax expense (benefit) are outlined below for each of the years in the three-year period ended December 31, 2020:

	2020	2019	2018
	$	$	$
Current income tax expense	25,595	17,195	934
Deferred tax expense (benefit)
Recognition of US deferred tax assets	(153)	(701)	(182)
US temporary differences	(6,605)	3,988	10,427
Canadian deferred tax assets (recognized) not recognized	(1,660)	2,474	1,297
Recognition of Canadian deferred tax assets	—	(22)	—
Canadian temporary differences	1,674	(5,678)	(1,548)
Temporary differences in other jurisdictions	270	(946)	(1,126)
Total deferred income tax (benefit) expense	(6,474)	(885)	8,868
Total tax expense for the year	19,121	16,310	9,802

Schedule of income tax expense (benefit) relating to components of other comprehensive income (loss)
The amount of income taxes relating to components of OCI for each of the years in the three-year period ended December 31, 2020 is outlined below:

	Amount before income tax	Deferred income taxes	Amount net of income taxes
	$	$	$
For the year ended December 31, 2020
Deferred tax benefit on remeasurement of defined benefit liability	(696)	216	(480)
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	(2,685)	658	(2,027)
Deferred tax expense on foreign exchange related impacts arising from intercompany settlements	2,117	(281)	1,836
Deferred tax expense on gain arising from hedge of a net investment in foreign operations	6,488	(764)	5,724
	5,224	(171)	5,053

For the year ended December 31, 2019
Deferred tax expense on remeasurement of defined benefit liability	762	(173)	589
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	(3,416)	359	(3,057)
Deferred tax expense on gain arising from hedge of a net investment in foreign operations	10,280	(45)	10,235
	7,626	141	7,767

For the year ended December 31, 2018
Deferred tax expense on remeasurement of defined benefit liability	3,016	(730)	2,286
Deferred tax benefit on change in fair value of interest rate swap agreements designated as cash flow hedges	970	463	1,433
	3,986	(267)	3,719

Schedule of recognized deferred tax assets and liabilities
The amount of recognized deferred tax assets and liabilities is outlined below as of December 31, 2020:

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2020
Tax credits, losses, carryforwards and other tax deductions	10,465	—	10,465
Property, plant and equipment	15,882	(52,956)	(37,074)
Pension and other post-retirement benefits	4,231	—	4,231
Share-based payments	11,929	—	11,929
Accounts payable and accrued liabilities	8,945	—	8,945
Goodwill and other intangibles	7,083	(23,121)	(16,038)
Trade and other receivables	1,152	—	1,152
Inventories	1,530	—	1,530
Lease liabilities	9,616	—	9,616
Other	2,481	(1,668)	813
Deferred tax assets and liabilities	73,314	(77,745)	(4,431)
Presented in the consolidated balance sheets as:

December 31, 2020
$
Deferred tax assets	29,677
Deferred tax liabilities	(34,108)
(4,431)
The amount of recognized deferred tax assets and liabilities is outlined below as of December 31, 2019:

	Deferred tax assets	Deferred tax liabilities	Net
	$	$	$
As of December 31, 2019
Tax credits, losses, carryforwards and other tax deductions	11,638	—	11,638
Property, plant and equipment	16,020	(52,871)	(36,851)
Pension and other post-retirement benefits	3,966	—	3,966
Share-based payments	1,766	—	1,766
Accounts payable and accrued liabilities	6,022	—	6,022
Goodwill and other intangibles	7,028	(22,893)	(15,865)
Trade and other receivables	688	—	688
Inventories	1,918	—	1,918
Lease liabilities	9,832	—	9,832
Other	863	(908)	(45)
Deferred tax assets and liabilities	59,741	(76,672)	(16,931)
Presented in the consolidated balance sheets as:

December 31, 2019
$
Deferred tax assets	29,738
Deferred tax liabilities	(46,669)
(16,931)

Schedule of changes in deferred tax assets and liabilities
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2019:

	Balance January 1, 2019	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in OCI	Recognized in deficit	Balance reclassified to other current assets	Balance December 31, 2019
	$	$	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	11,147	2,503	—	—	—	(2,012)	11,638
Property, plant and equipment	13,910	2,110	—	—	—	—	16,020
Pension and other post-retirement benefits	3,798	333	—	(165)	—	—	3,966
Share-based payments	2,508	(728)	(17)	—	3	—	1,766
Accounts payable and accrued liabilities	5,659	363	—	—	—	—	6,022
Goodwill and other intangibles	6,998	30	—	—	—	—	7,028
Trade and other receivables	633	55	—	—	—	—	688
Inventories	2,262	(344)	—	—	—	—	1,918
Lease liabilities	—	9,832	—	—	—	—	9,832
Other	5	903	—	(45)	—	—	863
	46,920	15,057	(17)	(210)	3	(2,012)	59,741
Deferred tax liabilities
Property, plant and equipment	(38,290)	(14,581)	—	—	—	—	(52,871)
Goodwill and other intangibles	(25,343)	2,450	—	—	—	—	(22,893)
Other	(539)	(726)	—	357	—	—	(908)
	(64,172)	(12,857)	—	357	—	—	(76,672)
Deferred tax assets and liabilities	(17,252)	2,200	(17)	147	3	(2,012)	(16,931)
Impact due to foreign exchange rates		(1,315)	—	(6)	—
Total recognized		885	(17)	141	3
The following table outlines the changes in the deferred tax assets and liabilities during the year ended December 31, 2020:

	Balance January 1, 2020	Recognized in earnings (with translation adjustments)	Recognized in contributed surplus	Recognized in OCI	Balance December 31, 2020
	$	$	$	$	$
Deferred tax assets
Tax credits, losses, carryforwards and other tax deductions	11,638	(892)	—	(281)	10,465
Property, plant and equipment	16,020	(138)	—	—	15,882
Pension and other post-retirement benefits	3,966	30	—	235	4,231
Share-based payments	1,766	4,857	5,306	—	11,929
Accounts payable and accrued liabilities	6,022	2,923	—	—	8,945
Goodwill and other intangibles	7,028	55	—	—	7,083
Trade and other receivables	688	464	—	—	1,152
Inventories	1,918	(388)	—	—	1,530
Lease liabilities	9,832	(216)	—	—	9,616
Other	863	1,722	—	(104)	2,481
	59,741	8,417	5,306	(150)	73,314
Deferred tax liabilities
Property, plant and equipment	(52,871)	(85)	—	—	(52,956)
Goodwill and other intangibles	(22,893)	(228)	—	—	(23,121)
Other	(908)	(760)	—	—	(1,668)
	(76,672)	(1,073)	—	—	(77,745)
Deferred tax assets and liabilities	(16,931)	7,344	5,306	(150)	(4,431)
Impact due to foreign exchange rates		(870)	—	(21)
Total recognized		6,474	5,306	(171)

Schedule of deductible temporary differences and unused tax losses for which no deferred tax asset is recognized
Deductible temporary differences and unused tax losses for which no deferred tax asset is recognized in the consolidated balance sheets are as follows:

	December 31, 2020	December 31, 2019
	$	$
Tax losses, carryforwards and other tax deductions	47,829	51,134
Share-based payments	7,231	3,457
	55,060	54,591

Schedule of expiration dates relating to unused tax credits
The following table presents the amounts and expiration dates relating to unused tax credits in Canada for which no asset is recognized in the consolidated balance sheets as of December 31:

	2020	2019
	$	$
2020	—	541
2021	209	204
2022	476	466
2023	236	230
2024	222	217
2025	376	367
2026	288	281
2027	262	256
2028	305	298
2029	243	237
2030	221	216
2031	324	316
2032	194	190
2033	238	233
2034	211	206
2035	560	547
2036	367	359
2037	266	260
2038	666	651
2039	266	651
2040	266	—
Total tax credits derecognized	6,196	6,726

Schedule of expiration dates of operating losses carried forward
The following table presents the year of expiration of the Company’s operating losses carried forward in Canada as of December 31, 2020:

	Deferred tax assets not recognized
	Federal	Provincial
	$	$
2026	5,311	5,311
2029	602	602
2030	2,675	2,675
2031	1,607	1,607
2037	3,766	3,766
2038	5,251	5,251
2039	11,122	11,122
	30,334	30,334